Cost of Sales - Summary of Detailed Information About Cost of Sales Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 2,513.5	$ 2,388.7
Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Inventories recognized as cost of sales	2,315.2	2,206.4
Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales	13.5	23.0
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	2,263.0	2,160.2
Freight [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	198.3	182.4
Non Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 52.2	$ 46.1